Commitments And Contingencies (Debt Covenant Ratios) (Details)	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Leverage Ratio	4.40	4.56	4.61	4.62	4.65	4.59	4.38
Fixed Charge Coverage Ratio	1.56	1.48	1.45	1.40	1.42	1.44	1.48